CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2023
Corporate Information
CORPORATE INFORMATION

1.	CORPORATE INFORMATION

1.1 Description of business

Ambev S.A. (referred to as the “Company” or “Ambev”) together with its subsidiaries (the “Group” or “Consolidated”), headquartered in São Paulo - SP, Brazil, has as its purpose, either directly or through participation in other companies, the production and sale of beer, draft beer, soft drinks, other non-alcoholic beverages, malt and food in general, as well as the advertising of its own and of third party products, the sale of promotional and advertising materials and the direct or indirect exploitation of bars, restaurants, snack bars and similar establishments, among others.

The Group portfolio includes several own brands, like Brahma®, Skol®, Antarctica®, Colorado®, Bohemia®, Serramalte®, Quilmes®, Patagonia®, Guaraná Antarctica®, Beats® among others, and licensed brands, like Budweiser®, Corona®, Stella Artois®, Spaten® Beck’s® and Mike’s®.

The Company’s shares and American Depositary Receipts (“ADRs”) are listed on the Brasil, Bolsa, Balcão S.A. (“B3”), under the ticker “ABEV3” and on the New York Stock Exchange (“NYSE”) under the ticker “ABEV”, respectively.

The Company’s direct controlling shareholders are Interbrew International B.V. (“ITW International”), AmBrew S.à.r.l (“Ambrew”), both of which are subsidiaries of Anheuser-Busch InBev N.V. (“AB InBev”) and Fundação Antonio e Helena Zerrenner Instituição Nacional de Beneficência (“Fundação Zerrenner”).

1.2 Major corporate events in 2023, 2022 and 2021

1.2.1 Notification of ELJ to exercise the put option under the Tenedora Shareholders' Agreement

The Company and E. León Jimenes, S.A. (“ELJ”), as the shareholders of Tenedora CND, S.A. (“Tenedora”), a holding company headquartered in the Dominican Republic, the owner of almost the entire share capital of Cervecería Nacional Dominicana, S.A., on July 2, 2020, signed the second amendment to Tenedora’s Shareholders Agreement (the “Shareholders Agreement”), extending their partnership in the country and postponing the terms of the put and call options defined in the original Agreement. At December 31, 2023, ELJ was the owner of 15% of Tenedora’s shares, and its put option was divided into two tranches: (i) Tranche A, corresponding to 12.11% of the shares, as formalized in the Shareholders' Agreement and ratified by the notification received from ELJ on October 2023, Tranche A was exercised at January 31, 2024; and (ii) Tranche B, corresponding to 2.89% of the shares, exercisable starting in 2026. The Company, on the other hand, has a call option over Tranche B shares to be exercised starting in 2029. The details about the the exercise of the put option by ELJ are described in Note 31 - Events after the reporting period. The assumptions used for these options are described in Note 28 (Item 28.3.1).

1.2.2 New distribution agreement of Corona in Canada

As at December 2023, the Company renegotiated the licensing contract with Trademarks Grupo Modelo, S. de R.L. de C.V., subsidiary of the AB Inbev, to produce, promote, sell and distribute Corona products in Canada. As consideration for acquired rights, for a period of 100 years, automatically renewable for another 100, the Labatt Brewing Company Limited, subsidiary of the Company in Canada, shall pay the licensor a single payment of R$869 million. The amount relating to acquired right was recognized in 2023 as a commercial asset in intangible assets.

1.2.3 Tax Credits – 2022 and 2023

After the decision of the Supreme Federal Court ("STF") in the judgment of RE 574,706/PR, delivered in 2017 and ratified in May 2021, which declared unconstitutional the inclusion of ICMS in the calculation basis of PIS and COFINS, in September 2021 the National Treasury Attorney's Office ("PGFN") published Opinion PGFN 14,483/2021 in which it brought the agency's understanding about the procedures to be observed by the Tax Administration regarding the subject, especially regarding the impacts of said exclusion on the PIS and COFINS credits recorded by the acquirers in inbound operations. As a result of these events, the Company concluded in 2022 analyses that allowed the accounting recognition of R$1.2 billion, in the same period, as tax credits resulting from the exclusion of ICMS from the calculation basis of PIS and COFINS in operations with subsidiaries.

Furthermore, on December 13, 2023, the Superior Court of Justice ("STJ") concluded the judgment of Theme 1,125, confirming the understanding that ICMS collected under the substitution tax system should also be excluded from the calculation bases of PIS and COFINS of the taxpayer's substitutes. The judgment of this decision is still pending publication. Regarding this subject, from 2017 to 2023, the Company and its subsidiaries recognized tax credits in the amount of R$1.4 billion, having been approximately R$407.1 million recognized as extemporaneous credits in 2023 (R$218 million were recorded in other operating income and R$189.1 million in the finance result).

1.2.4 Share buyback program

The Board of Directors, in a meeting held on May 18, 2023, approved, pursuant to article 30, 1st Paragraph, “b”, of Law 6,404/76 and CVM Instruction 77/22, a share buyback program by the Company (“Program”) up to the limit of 13,000,000 common shares, with the primary purpose of covering any share delivery requirements contemplated in the Company's share-based compensation plans or to be held in treasury, canceled and/or subsequently transferred. The program must be concluded no later than November 18, 2024, as detailed together with other information about it in the Notice on Trading of Own Shares, prepared under the terms of Annex G to CVM Resolution 80/22 and disclosed to market on May 18, 2023. At the same date, the Company had 4,393,610,429 outstanding shares as defined in CVM Instruction 77/22. The acquisitions occurred as per a deduction of the capital reserve account recorded in the balance sheets dated as at March 31, 2023. The transaction was carried out through the following financial institution: UBS Brasil Corretora de Câmbio, Títulos e Valores Mobiliários S.A.

1.2.5 COVID-19 pandemic impacts

The impact of the pandemic on our operations and the restrictions imposed in response by national governments, especially since March 2020, have generated significant changes in market dynamics both in the off-trade sales channel, mainly comprised of supermarkets, and in the on-trade channel, which consists of bars and restaurants. In each case, the more severe the restrictions on the marketing and consumption of our products, the greater the reduction in volume, which is why Bolivia and Panama were the most affected countries, especially in fiscal year 2021. On the other hand, we observed an increase in sales related to e-commerce in all countries, although this channel represents a small portion of the Company’s total volume.

In early 2022, our operations, mainly in Brazil, were impacted by the wave of the Omicron variant of COVID-19, which, combined with factors such as unfavorable weather, negatively impacted our sales. From the second quarter on, with the progress of the vaccination programs and the greater control over the advance of the COVID-19 pandemic, there was a relaxation of the restrictions in the regions in which we operate, favoring the recovery of the on-trade channel.

In Brazil, the consistent implementation of the Company's strategy combined with the context of relaxed restrictions and the return of occasions for out-of-home consumption generated a positive volume trend, with growth in both volume and net revenue compared to the same 2021 period.

As required by IAS 1 - Presentation of Financial Statements, the Company updated the analysis of the impact of COVID-19, as at December 31,2022 – last year of the pandemic – which mainly involved, (i) a review of the assumptions of the annual impairment test, as described in Note 15 - Goodwill, (ii) an analysis of possible credit losses and inventory obsolescence, (iii) an analysis of the recoverability of deferred taxes, and (iv) the evaluation of the relevant estimates used for the preparation of the financial statements, among other analyses.

Any impacts arising from these analyses are reflected in the financial statements and disclosed in explanatory notes. In addition, due to the protective actions taken for its staff and the donations made by its community, the Company incurred exceptional expenses of R$16.7 at December 31, 2022 as reported in Note 8 - Exceptional items.